Income Taxes (Tables)	12 Months Ended
Sep. 28, 2013
Income Tax Disclosure [Abstract]
Schedule Of Provision For Income Taxes From Continuing Operations
Detail of the provision for income taxes from continuing operations consists of the following:

			in millions
	2013	2012	2011
Federal	$341	$310	$320
State	38	22	21
Foreign	30	19	(1)
	$409	$351	$340

Current	$421	$211	$254
Deferred	(12)	140	86
	$409	$351	$340

Schedule Of Reasons For Differences Between Statutory Federal Tax Rate And Effective Income Tax Rate
The reasons for the difference between the statutory federal income tax rate and our effective income tax rate from continuing operations are as follows:

	2013	2012	2011
Federal income tax rate	35.0%	35.0%	35.0%
State income taxes	2.4	1.5	1.6
General business credits	(1.3)	(0.7)	(0.9)
Domestic production deduction	(3.2)	(1.8)	(2.3)
Foreign rate differences and valuation allowances	0.3	1.8	—
Other	(0.6)	0.6	(1.8)
	32.6%	36.4%	31.6%

Schedule Of Tax Effects Of Major Items Recorded As Deferred Tax Assets And Liabilities
The tax effects of major items recorded as deferred tax assets and liabilities as of September 28, 2013, and September 29, 2012, are as follows:

				in millions
	2013		2012
	Deferred Tax		Deferred Tax
	Assets	Liabilities	Assets	Liabilities
Property, plant and equipment	$—	$525	$—	$542
Suspended taxes from conversion to accrual method	—	71	—	76
Intangible assets	—	29	—	35
Inventory	8	110	9	105
Accrued expenses	209	—	193	—
Net operating loss and other carryforwards	77	—	101	—
Insurance reserves	22	—	21	—
Other	60	98	69	90
	$376	$833	$393	$848
Valuation allowance	$(77)		$(78)
Net deferred tax liability		$534		$533

Schedule Of Activity Related To Gross Unrecognized Tax Benefits
The following table summarizes the activity related to our gross unrecognized tax benefits at September 28, 2013, September 29, 2012, and October 1, 2011:

			in millions
	2013	2012	2011
Balance as of the beginning of the year	$168	$174	$184
Increases related to current year tax positions	3	3	4
Increases related to prior year tax positions	15	5	21
Reductions related to prior year tax positions	(6)	(10)	(24)
Reductions related to settlements	(2)	(1)	(9)
Reductions related to expirations of statute of limitations	(3)	(3)	(2)
Balance as of the end of the year	$175	$168	$174